Supplemental Condensed Combining Information (Tables)	9 Months Ended
Sep. 30, 2013
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the nine months ended September 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,525,867	$-	$11,646,195	$(2,429,494)	$10,742,568
Cost of revenue	-	-	1,009,678	-	8,699,457	(2,403,587)	7,305,548
Gross profit	-	-	516,189	-	2,946,738	(25,907)	3,437,020
Operating expenses (income):
Selling, general and administrative(1)	-	69,946	156,445	(91,072)	1,590,946	21,439	1,747,704
Research and development	-	-	54,985	-	39,687	(168)	94,504
Operating (loss) income	-	(69,946)	304,759	91,072	1,316,105	(47,178)	1,594,812
Other (income) expense:
Interest, net	(5,144)	149,956	5,767	131,973	27,900	-	310,452
Other, net	-	(1,001,160)	238,088	(593,924)	-	1,356,996	-
Income (loss) before income taxes	5,144	781,258	60,904	553,023	1,288,205	(1,404,174)	1,284,360
Income tax expense (benefit)	1,867	20,261	67,212	(16,135)	464,200	(116,532)	420,873
Net Income (loss)	3,277	760,997	(6,308)	569,158	824,005	(1,287,642)	863,487
Net Income attributable to noncontrolling interests	-	-	-	-	-	102,490	102,490
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,277	$760,997	$(6,308)	$569,158	$824,005	$(1,390,132)	$760,997

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the nine months ended September 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,394,861	$-	$10,838,232	$(2,138,427)	$10,094,666
Cost of revenue	-	-	890,050	-	8,014,600	(2,118,678)	6,785,972
Gross profit	-	-	504,811	-	2,823,632	(19,749)	3,308,694
Operating expenses (income):
Selling, general and administrative (1)	-	27,391	148,291	17,612	1,336,427	36,213	1,565,934
Research and development	-	-	51,298	-	32,029	-	83,327
Operating (loss) income	-	(27,391)	305,222	(17,612)	1,455,176	(55,962)	1,659,433
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(5,125)	160,923	1,580	111,308	43,204	(850)	311,040
Other, net	-	(1,175,959)	201,306	(723,885)	-	1,698,538	-
Income (loss) before income taxes	5,125	987,645	102,336	594,965	1,551,572	(1,753,650)	1,487,993
Income tax expense (benefit)	1,877	57,948	88,213	(50,859)	555,710	(190,535)	462,354
Net Income (loss)	3,248	929,697	14,123	645,824	995,862	(1,563,115)	1,025,639
Net Income attributable to noncontrolling interests	-	-	-	-	-	95,942	95,942
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,659,057)	$929,697

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At September 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$36	$65	$3,939	$-	$598,115	$-	$602,155
Trade accounts receivable, less allowance for doubtful accounts	-	-	148,801	-	2,852,896	203	3,001,900
Accounts receivable from related parties	1,252,224	1,936,651	1,134,433	1,638,081	4,651,538	(10,471,655)	141,272
Inventories	-	-	280,719	-	913,073	(140,437)	1,053,355
Prepaid expenses and other current assets	-	71,670	49,271	17	825,766	820	947,544
Deferred taxes	-	-	-	-	295,581	2,368	297,949
Total current assets	1,252,260	2,008,386	1,617,163	1,638,098	10,136,969	(10,608,701)	6,044,175

Property, plant and equipment, net	-	692	228,568	-	2,902,301	(123,657)	3,007,904
Intangible assets	-	609	74,649	-	596,216	(72)	671,402
Goodwill	-	-	56,664	-	11,464,148	-	11,520,812
Deferred taxes	-	74,649	7,522	-	124,386	(65,269)	141,288
Other assets and notes receivables(1)	-	13,084,810	28,184	12,194,966	5,348,178	(29,507,199)	1,148,939
Total assets	$1,252,260	$15,169,146	$2,012,750	$13,833,064	$30,572,198	$(40,304,898)	$22,534,520

Current liabilities:
Accounts payable	$-	$285	$29,090	$-	$476,030	$-	$505,405
Accounts payable to related parties	-	2,231,722	816,334	1,569,192	6,028,772	(10,535,768)	110,252
Accrued expenses and other current liabilities	11,833	29,192	140,393	9,688	1,688,889	8,534	1,888,529
Short-term borrowings	-	27	-	-	112,462	-	112,489
Short-term borrowings from related parties	-	-	-	-	73,048	-	73,048
Current portion of long-term debt and capital lease obligations	-	239,766	-	200,000	31,795	-	471,561
Income tax payable	-	127,094	-	-	59,869	8,176	195,139
Deferred taxes	-	3,001	7,546	-	64,397	(41,330)	33,614
Total current liabilities	11,833	2,631,087	993,363	1,778,880	8,535,262	(10,560,388)	3,390,037

Long term debt and capital lease obligations, less current portion	1,168,699	349,929	-	2,399,094	6,933,357	(3,078,776)	7,772,303
Long term borrowings from related parties	-	3,289,494	-	2,057,898	7,236	(5,354,628)	-
Other liabilities	-	5,600	14,629	-	250,842	31,684	302,755
Pension liabilities	-	10,661	219,439	-	244,756	-	474,856
Income tax payable	3,260	27,850	-	-	41,332	120,990	193,432
Deferred taxes	-	-	-	-	692,077	(29,450)	662,627
Total liabilities	1,183,792	6,314,621	1,227,431	6,235,872	16,704,862	(18,870,568)	12,796,010

Noncontrolling interests subject to put provisions	-	-	0	-	641,021	-	641,021
Total FMC-AG & Co. KGaA shareholders' equity	68,468	8,854,525	785,319	7,597,192	12,983,351	(21,434,330)	8,854,525
Noncontrolling interests not subject to put provisions	-	-	-	-	242,964	-	242,964
Total equity	68,468	8,854,525	785,319	7,597,192	13,226,315	(21,434,330)	9,097,489
Total liabilities and equity	$1,252,260	$15,169,146	$2,012,750	$13,833,064	$30,572,198	$(40,304,898)	$22,534,520

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$78	$501	$-	$686,457	$1,003	$688,040
Trade accounts receivable, less allowance for doubtful accounts	-	-	170,627	-	2,848,797	-	3,019,424
Accounts receivable from related parties	1,269,471	2,257,445	1,449,317	3,562,953	4,398,630	(12,800,007)	137,809
Inventories	-	-	271,039	-	885,613	(119,843)	1,036,809
Prepaid expenses and other current assets	-	72,022	27,693	167	837,152	727	937,761
Deferred taxes	-	-	-	-	311,280	(3,667)	307,613
Total current assets	1,269,472	2,329,545	1,919,177	3,563,120	9,967,929	(12,921,787)	6,127,456

Property, plant and equipment, net	-	611	206,873	-	2,856,000	(122,881)	2,940,603
Intangible assets	-	584	67,874	-	641,714	(56)	710,116
Goodwill	-	-	54,848	-	11,367,041	-	11,421,889
Deferred taxes	-	51,111	10,123	-	131,452	(58,933)	133,753
Other assets and notes receivables (1)	-	12,675,998	650,255	11,766,104	(4,751,531)	(19,348,645)	992,181
Total assets	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

Current liabilities:
Accounts payable	$-	$1,935	$41,114	$-	$579,245	$-	$622,294
Accounts payable to related parties	-	2,234,205	491,525	1,598,852	8,663,240	(12,864,472)	123,350
Accrued expenses and other current liabilities	29,771	27,530	102,728	3,157	1,611,997	12,288	1,787,471
Short-term borrowings	-	38	-	-	117,812	-	117,850
Short-term borrowings from related parties	-	-	-	-	3,973	-	3,973
Current portion of long-term debt and capital lease obligations	-	207,160	-	100,000	27,587	-	334,747
Income tax payable	-	130,636	-	-	19,367	-	150,003
Deferred taxes	-	1,622	8,126	-	61,774	(41,219)	30,303
Total current liabilities	29,771	2,603,126	643,493	1,702,009	11,084,995	(12,893,403)	3,169,991

Long term debt and capital lease obligations, less current portion	1,172,397	285,049	-	2,559,340	7,020,190	(3,251,236)	7,785,740
Long term borrowings from related parties	-	3,212,455	657,284	2,019,925	64,530	(5,898,020)	56,174
Other liabilities	-	6,696	12,679	110,637	96,322	33,923	260,257
Pension liabilities	-	7,753	202,219	-	247,701	-	457,673
Income tax payable	2,113	264	-	-	52,684	146,581	201,642
Deferred taxes	-	-	-	-	685,158	(21,157)	664,001
Total liabilities	1,204,281	6,115,343	1,515,675	6,391,911	19,251,580	(21,883,312)	12,595,478

Noncontrolling interests subject to put provisions	-	-	-	-	523,260	-	523,260
Total FMC-AG & Co. KGaA shareholders' equity	65,191	8,942,506	1,393,475	8,937,313	173,011	(10,568,990)	8,942,506
Noncontrolling interests not subject to put provisions	-	-	-	-	264,754	-	264,754
Total equity	65,191	8,942,506	1,393,475	8,937,313	437,765	(10,568,990)	9,207,260
Total liabilities and equity	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the nine months ended September 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$3,277	$760,997	$(6,308)	$569,158	$824,005	$(1,287,642)	$863,487
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(547,834)	-	(593,924)	-	1,141,758	-
Depreciation and amortization	-	512	38,203	-	465,002	(24,284)	479,433
Change in deferred taxes, net	-	(27,091)	1,372	-	25,028	(13,513)	(14,204)
(Gain) loss on sale of fixed assets and investments	-	(12)	(304)	-	(6,086)	-	(6,402)
(Gain) loss on investments	-	-	(66)	-	-	66	-
Compensation expense related to stock options	-	18,484	-	-	-	-	18,484
Cash inflow (outflow) from hedging	-	(4,040)	-	-	-	-	(4,040)
Investments in equity method investees, net	-	22,755	-	-	(11,965)	-	10,790
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	17,616	-	(32,888)	(198)	(15,470)
Inventories	-	-	(3,210)	-	(41,613)	24,714	(20,109)
Prepaid expenses and other current and non-current assets	-	17,451	(18,106)	(87,639)	144,519	(1,061)	55,164
Accounts receivable from / payable to related parties	19,612	(127,112)	93,191	98,809	(202,653)	101,988	(16,165)
Accounts payable, accrued expenses and other current and non-current liabilities	(17,939)	14,143	37,724	6,531	41,288	(3,004)	78,743
Income tax payable	1,147	20,440	-	(16,135)	3,837	7,020	16,309
Net cash provided by (used in) operating activities	6,097	148,693	160,112	(23,200)	1,208,474	(54,156)	1,446,020

Investing Activities:
Purchases of property, plant and equipment	-	(235)	(56,354)	-	(483,424)	27,537	(512,476)
Proceeds from sale of property, plant and equipment	-	17	468	-	18,098	-	18,583
Disbursement of loans to related parties	-	487,243	-	165,814	-	(653,057)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(32,060)	(4,670)	(1,000)	(292,784)	33,058	(297,456)
Proceeds from divestitures	-	-	-	-	17,984	-	17,984
Net cash provided by (used in) investing activities	-	454,965	(60,556)	164,814	(740,126)	(592,462)	(773,365)

Financing Activities:
Short-term borrowings, net	-	12,237	(96,214)	-	94,366	-	10,389
Long-term debt and capital lease obligations, net	(6,062)	83,515	-	1,590,348	(2,309,633)	653,057	11,225
Increase (decrease) of accounts receivable securitization program	-	-	-	-	37,000	-	37,000
Proceeds from exercise of stock options	-	68,577	-	-	6,298	-	74,875
Proceeds from conversion of preference shares into ordinary shares	-	34,784	-	-	-	-	34,784
Purchase of treasury stock	-	(505,014)	-	-	-	-	(505,014)
Dividends paid	-	(296,134)	-	-	(2,861)	2,861	(296,134)
Capital increase (decrease)	-	-	-	(1,731,962)	1,742,265	(10,303)	-
Distributions to noncontrolling interest	-	-	-	-	(162,239)	-	(162,239)
Contributions from noncontrolling interest	-	-	-	-	52,357	-	52,357
Net cash provided by (used in) financing activities	(6,062)	(602,035)	(96,214)	(141,614)	(542,447)	645,615	(742,757)
Effect of exchange rate changes on cash and cash equivalents	-	(1,636)	96	-	(14,243)	-	(15,783)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	35	(13)	3,438	-	(88,342)	(1,003)	(85,885)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$36	$65	$3,939	$-	$598,115	$-	$602,155

	For the nine months ended September 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,563,115)	$1,025,639
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(751,747)	-	(723,885)	-	1,475,632	-
Depreciation and amortization	-	356	34,877	-	432,726	(21,496)	446,463
Change in deferred taxes, net	-	9,518	5,757	-	61,782	(5,669)	71,388
(Gain) loss on sale of fixed assets and investments	-	(39)	(109)	-	(31,674)	-	(31,822)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	19,685	-	-	-	-	19,685
Cash inflow (outflow) from hedging	-	1,318	-	-	(15,221)	-	(13,903)
Investments in equity method investees, net	-	36,339	-	-	(11,256)	-	25,083
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(22,199)	-	19,309	-	(2,890)
Inventories	-	-	(36,526)	-	(19,777)	13,089	(43,214)
Prepaid expenses and other current and non-current assets	-	136,300	(20,822)	25,710	3,468	68	144,724
Accounts receivable from / payable to related parties	5,230	(325,366)	60,662	84,245	104,633	60,572	(10,024)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	9,271	45,374	894	12,220	(1,466)	59,020
Income tax payable	106	(9,813)	-	(50,859)	1,257	(23,866)	(83,175)
Net cash provided by (used in) operating activities	1,311	55,519	81,137	(18,071)	1,413,729	(66,251)	1,467,374

Investing Activities:
Purchases of property, plant and equipment	-	(399)	(58,818)	-	(420,367)	29,622	(449,962)
Proceeds from sale of property, plant and equipment	-	39	288	-	10,965	-	11,292
Disbursement of loans to related parties	-	(28,315)	90	960,074	-	(931,849)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,613,292)	(1,138)	-	(1,787,208)	1,612,807	(1,788,831)
Proceeds from divestitures	-	44	-	-	231,747	(44)	231,747
Net cash provided by (used in) investing activities	-	(1,641,923)	(59,578)	960,074	(1,964,863)	710,536	(1,995,754)

Financing Activities:
Short-term borrowings, net	-	26,118	(21,516)	-	67,723	-	72,325
Long-term debt and capital lease obligations, net	(1,312)	1,751,969	-	(942,003)	(844,418)	931,849	896,085
Increase (decrease) of accounts receivable securitization program	-	-	-	-	12,500	-	12,500
Proceeds from exercise of stock options	-	76,950	-	-	17,589	-	94,539
Dividends paid	-	(271,733)	-	-	(240)	240	(271,733)
Capital increase (decrease)	-	-	-	-	1,576,424	(1,576,424)	-
Distributions to noncontrolling interest	-	-	-	-	(131,783)	-	(131,783)
Contributions from noncontrolling interest	-	-	-	-	15,167	-	15,167
Net cash provided by (used in) financing activities	(1,312)	1,583,304	(21,516)	(942,003)	712,962	(644,335)	687,100

Effect of exchange rate changes on cash and cash equivalents	-	5,853	-	-	(2,814)	-	3,039
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	2,753	43	-	159,014	(50)	161,759
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$0	$2,755	$187	$-	$616,159	$(50)	$619,051

Other comprehensive income statement segregated by issuers and guarantors
	For the nine months ended September 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3,277	$760,997	$(6,308)	$569,158	$824,005	$(1,287,642)	$863,487
Gain (loss) related to cash flow hedges	-	17,880	-	-	1,479	-	19,359
Actuarial gain (loss) on defined benefit pension plans	-	97	1,906	16,926	166	-	19,095
Gain (loss) related to foreign currency translation	-	(83,209)	17,734	-	(37,229)	5,802	(96,902)
Income tax (expense) benefit related to components of other comprehensive income	-	(5,172)	(556)	(6,677)	(26)	-	(12,431)
Other comprehensive income (loss), net of tax	-	(70,404)	19,084	10,249	(35,610)	5,802	(70,879)
Total comprehensive income	$3,277	$690,593	$12,776	$579,407	$788,395	$(1,281,840)	$792,608
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	100,936	100,936
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3,277	$690,593	$12,776	$579,407	$788,395	$(1,382,776)	$691,672

	For the nine months ended September 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,563,115)	$1,025,639
Gain (loss) related to cash flow hedges	-	(6,629)	(9)	11,725	9,806	-	14,893
Actuarial gain (loss) on defined benefit pension plans	-	22	276	13,229	10	-	13,537
Gain (loss) related to foreign currency translation	-	(14,402)	2	-	49,371	(2,180)	32,791
Income tax (expense) benefit related to components of other comprehensive income	-	3,629	(76)	(9,845)	(22,242)	-	(28,534)
Other comprehensive income (loss), net of tax	-	(17,380)	193	15,109	36,945	(2,180)	32,687
Total comprehensive income	$3,248	$912,317	$14,316	$660,933	$1,032,807	$(1,565,295)	$1,058,326
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	97,183	97,183
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3,248	$912,317	$14,316	$660,933	$1,032,807	$(1,662,478)	$961,143